CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 354,346	$ 494,974			$ 2,171,553
Prepaid expenses	239,667	131,004
Total Current Assets	594,013	625,978			2,171,553
Non-current assets:
Marketable securities held in Trust Account (including $1,541 and $1,603 of accrued dividends as of March 31, 2025 and December 31, 2024, respectively)	433,645	429,151	$ 12,895,117		44,709,805
Total Non-current Assets	433,645	429,151			44,709,805
TOTAL ASSETS	1,027,658	1,055,129			46,881,358
Current liabilities:
Accounts payable	199,749	205,082			99,468
Accrued offering costs	184,047	184,047			184,047
Due to related party	$ 270,590	$ 270,590			$ 236,233
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]			Related Party [Member]
Promissory note - related party	$ 643,132	$ 439,004
Notes Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]			Related Party [Member]
Administrative support fee - related party	$ 456,500	$ 411,500			$ 231,500
Excise tax liability	2,424,524	2,424,524			1,976,947
Total Current Liabilities	4,621,536	4,488,425			4,980,018
Non-Current liabilities:
Warrant Liability	4,580,100	4,639,000			580,500
Total Non-current Liabilities	4,580,100	4,639,000			580,500
TOTAL LIABILITIES	9,201,636	9,127,425			5,560,518
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	709,503	713,997			760,971
Accumulated deficit	(9,317,701)	(9,216,019)			(4,150,511)
Total Stockholders' Deficit	(8,607,623)	(8,501,447)		$ (3,009,671)	(3,388,965)	$ (1,456,577)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	1,027,658	1,055,129			46,881,358
Class A common stock subject to redemption
Non-Current liabilities:
Class A common stock subject to possible redemption; 200,000,000 shares authorized; 37,987 and shares issued and outstanding subject to possible redemption at redemption value as of March 31, 2025 and December 31, 2024, respectively	433,645	429,151		$ 12,566,002	44,709,805	$ 237,984,513
Class A common stock not subject to redemption
Stockholders' Deficit
Common stock, value	420	420			420
Class B common stock
Stockholders' Deficit
Common stock, value	$ 155	$ 155			$ 155